Tax	6 Months Ended
Jun. 30, 2023
Tax
Tax

6. Tax

The actual tax charge differs from the expected tax charge computed by applying the standard UK corporation tax rate of 23.5% (2022 - 19)%, as analysed below:

	Half year ended
	30 June	30 June
	2023	2022
Continuing operations	£m	£m
Profit before tax	3,589	2,620
Expected tax charge	(843)	(498)
Losses and temporary differences in period where no deferred tax assets recognised	(38)	(51)
Foreign profits taxed at other rates	(21)	(39)
Items not allowed for tax:
- losses on disposals and write-downs	(1)	(4)
- UK bank levy	(12)	(9)
- regulatory and legal actions	(3)	(13)
- other disallowable items	(18)	(12)
Non-taxable items:
- FX recycling on UBIDAC capital reduction	75	—
- other non-taxable items	14	8
Taxable foreign exchange movements	6	(7)
Losses bought forward and utilised	8	—
Increase/(decrease) in the carrying value of deferred tax assets in respect of:
- UK losses	—	10
- Ireland losses	—	(1)
Banking surcharge	(144)	(207)
Tax on paid-in equity	22	22
UK tax rate change impact	—	(31)
Adjustments in respect of prior periods	(106)	37
Actual tax charge	(1,061)	(795)

At 30 June 2023, NatWest Group has recognised a deferred tax asset of £2,171 million (31 December 2022 - £2,178 million) and a deferred tax liability of £210 million (31 December 2022 - £227 million). These amounts include deferred tax assets recognised in respect of trading losses of £773 million (31 December 2022 - £952 million). NatWest Group has considered the carrying value of these assets as at 30 June 2023 and concluded that they are recoverable.